Share-based payment plans	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of share-based payment arrangements [text block]
14	Share-based payment plans

Share-based payment plans of the parent

The changes of the year for the warrant plans are as follows:

	2019	2018	2017
Outstanding at January 1*	1,318,049	1,458,360	1,681,000
Granted	−	2,000	−
Forfeited / Cancelled	(42,952)	(69,104)	(119,784)
Exercised	(310,045)	(73,207)	(102,856)
Outstanding at December 31*	965,052	1,318,049	1,458,360
Exercisable at December 31	296,859	252,793	−

*The Group’s share-based payment plans are all equity-settled except for the IPO warrants that have been granted to certain employees in certain countries due to legal requirements which are cash-settled. The outstanding amount includes number of stock appreciation rights (“SARs”) issued under cash-settled share-based payment plans.

The number of outstanding warrants has been adjusted to reflect the 1-to-4 stock split decided in June 2014. The 2013 warrant plan gives a right to four shares for each warrant, whereas under all other warrant plans one warrant gives a right to one share. For presentation purposes the tables reflect the number of shares the warrants give right to across all plans.

Equity-settled share-based payment plans

The Group has several plans in place (2013 warrant plan, IPO warrant plan and 2015 warrant plan) which have similar terms except for the exercise price, except for the 2015 warrant plan.

2013 warrant plan

Each warrant gives the right to the holder to four ordinary shares of the parent Company. The warrants have a contractual term of ten years and vest for 25% in the fourth year; 25% in the fifth year; 25% in the sixth year; and 25% in the seventh year. Warrants are exercisable as from the month after they have vested and in the subsequent exercise periods. There are no cash settlement alternatives and the Group does not have a practice of cash settlement for these warrants. The warrants have a contractual term of ten years.

Under the 2013 warrant plan 301,096 warrants were effectively granted in October 2013 and 166,800 warrants were granted to certain employees and to certain members of our board of directors and senior management on November 28, 2013 with an exercise price ranging from €7.86 to €8.54.

The status of the 2013 warrant plan at December 31 is as follows:

	2019	2018	2017
Outstanding at January 1	300,040	320,640	435,096
Granted	−	−	−
Forfeited / Cancelled	(3,500)	(1,500)	(11,600)
Exercised	(178,164)	(19,100)	(102,856)
Outstanding at December 31	118,376	300,040	320,640
Exercisable at December 31	15,300	89,892	−

With respect to the warrants exercised in 2019, a total of  44,541 warrants representing  178,164 shares were exercised in the last quarter . The average share price during that quarter was $18.40. Since the 2013 warrant plan prescribes that each warrant gives right to four shares and our table above presents the impact on the number of shares, the actual remaining number of warrants as per December 31, 2019 equals 29,594.

IPO warrant plan

Each warrant gives the right to the holder to one ordinary share of the parent Company. The warrants have a contractual term of  10 years and vest for 25% in the fourth year; 25% in the fifth year; 25% in the sixth year and 25% in the seventh year. Warrants are exercisable as from the month after they have vested and in the subsequent exercise periods. There are no cash settlement alternatives and the Group does not have a practice of cash settlement for these warrants. The warrants have a contractual term of  10 years.

The Group granted  979,898 warrants in July 2014 and 36,151 warrants in November 2014 in the context of the initial public offering to the employees of the Group with an exercise price of €8.81 (“IPO warrant plan”). The Group granted an additional 18,180 warrants to employees in July 2015 under the IPO warrant plan.

The status of the IPO warrant plan at December 31 is as follows:

	2019	2018	2017
Outstanding at January 1	589,052	671,503	727,599
Granted	−	−	−
Forfeited / Cancelled	(20,252)	(42,209)	(56,096)
Exercised	(103,588)	(40,242)	−
Outstanding at December 31	465,212	589,052	671,503
Exercisable at December 31	169,071	114,012	−

With respect to the warrants exercised in 2019, a total of  103,588 warrants representing  103,588 shares were exercised in the last quarter . The average share price during that quarter was $ 18.40.

Warrant plan 2015

The board of directors decided on December 18, 2015 on a new plan (“2015 warrant plan”) by which it can grant up to 1,400,000 warrants to employees. Each warrant gives the right to the holder to one ordinary share of the parent Company. The warrants vest for 10% on the second anniversary of the granting; 20% on the third anniversary of the granting; 30% on the fourth anniversary of the granting; and 40% on the fifth anniversary of the granting, unless otherwise decided by the board of directors or one or more of its representatives granted powers thereto. Warrants are exercisable only after they have vested and only during a period of (i) four weeks following the publication of the results of the parent Company of the second and fourth quarter, or (ii) if no quarterly results are published, during the month March and the month September of every year. There are no cash settlement alternatives and the Group does not have a practice of cash settlement for these warrants. The warrants have a term of ten years.

The Group granted 350,000 warrants in July 2016 to the employees of the Group with an exercise price of €6.45. The Group granted 2,000 warrants to an employee in May 2018 with an exercise price of €10.08.

The status of the 2015 warrant plan at December 31 is as follows:

	2019	2018	2017
Outstanding at January 1	325,200	329,000	350,000
Granted	−	2,000	−
Forfeited / Cancelled	(14,800)	(5,800)	(21,000)
Exercised	−	−	−
Outstanding at December 31	310,400	325,200	329,000
Exercisable at December 31	96,500	32,700	−

Fair value

The fair value of the warrants is estimated at the grant date using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the warrants were granted.

The following table provides the input to the Black-Scholes model for the 2013 warrant plan, IPO warrant plan and 2015 warrant plan:

	2015 (Sept 16)	2015 (Nov)	IPO 2014 (Nov)	IPO 2014 (June)	2013(Dec) *	2013(Oct) *
Return dividend	0%	0%	0%	0%	0%	0%
Expected volatility	47%	47%	50%	46%	50%	53%
Risk-free interest rate	0.24%	1.17%	1.12%	1.70%	2.56%	2.43%
Expected life	4.30	5.50	5.50	5.50	5.50	5.50
Exercise price (in €)	6.45	8.81	8.81	8.81	8.54	7.86
Stock price (in €)	6.42	8.08	8.67	8.81	18.09	18.09
Fair value SAR (in €)	2.41	3.30	3.94	3.83	12.23	12.77

(*) Exercise price, stock price and fair value are not adjusted for the 1 to 4 stock-split completed in June 2014.

The above input for the Black-Scholes model have been determined based on the following:

  The dividend return is estimated by reference to the historical dividend payment of the Group. Currently, this is estimated to be zero as no dividend have been paid since inception;
  Expected volatility is estimated based on the average annualized volatility of the volatility of the Group’s stock (until September 2016: of a number of quoted peers in the 3D printing industry and the volatility of the Group’s stock);
  Risk-free interest rate is based on the interest rate applicable for the 10Y Belgian government bond at the grant date;
  Estimated life of the warrant is determined to be until the first exercise period which is typically the month after vesting; and
  Fair value of the shares is determined based on the share price of the Group on Nasdaq at the date of valuation. For the grants prior to the initial public offering, the fair value of the shares was estimated based on a discounted cash flow model with 3-year cash flow projections and a multiple of EBITDA determined based on a number of quoted peers in the 3D printing industry.

The expense arising from share-based payment transactions for the warrants plans mentioned above was K€401 (2018: K€640; 2017: K€819)

The weighted average remaining estimated life of the warrants outstanding as of December 31, 2019 is  5.20 years (2018:  5.95 years; 2017:  5.62 years). The weighted average fair value for the warrants outstanding at the end of 2019 was €4.48 (2018: €5.62; 2017: €5.60). The weighted average exercise price for the warrants outstanding at the end of 2019 was €7.88 (2018: €7.99; 2017: €8.05).

Cash-settled share-based payment plans

The Group has issued 215,688 SARs in July 2014 towards certain employees in certain countries due to legal requirements with similar terms and conditions as the IPO warrant plan except that the SAR will be settled in cash. The exercise price of the SAR is €8.81.

The status of this plan is as follows:

	2019	2018	2017
Outstanding at January 1	103,757	137,217	168,305
Granted	−	−	−
Forfeited / Cancelled	(4,400)	(19,595)	(31,088)
Exercised	(28,293)	(13,865)	−
Outstanding at December 31	71,064	103,757	137,217
Exercisable at December 31	15,988	16,189	−

The SAR plan grants the bearer the right to a cash payment equal to the difference between the exercise price and the stock price at the exercise date. This plan is considered a cash settled shared based payment and is as such recorded as liability (see Note 16).

The SAR’s have a contractual term of ten years and vest for 25% in the fourth year; 25% in the fifth year; 25% in the sixth year and 25% in the seventh year. SAR’s are exercisable as from the month after they have vested and in the subsequent exercise periods.

The fair value of the SAR is estimated at each reporting date using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the warrants were granted.

The following table lists the input used for the Black-Scholes model:

	2019	2018	2017
Return dividend	0%	0%	0%
Expected volatility	49%	49%	49%
Risk-free interest rate	0.10%	0.77%	0.73%
Expected life	0.25	1.25	2.25
Exercise price (in €)	8.81	8.81	8.81
Stock price (in €)	16.32	17.49	10.61
Fair value SAR (in €)	7.52	9.09	3.85

The expense arising from share-based payment transactions for the SAR’s plan was K€ (11) in 2019 (2018: K€435; 2017: K€204). The carrying value of the liability at December 31, 2019 amounts to K€574 (2018: K€786; 2017: K€351). The total intrinsic value of the liability for warrants currently exercisable at December 31, 2019 amounts K€120 (2018: K€141; 2017: K€0).

Share-based payment plans of RapidFit+

The subsidiary RapidFit+ has issued a warrant plan on August 23, 2013 where a maximum of  300 warrants can be offered to management with an exercise price of €553.92. In January 2014, a total of  199 warrants were granted and accepted.

The changes for the year for the RapidFit+ warrant plan are as follows:

	2019	2018	2017
Outstanding at January 1	199	199	199
Granted	−	−	−
Forfeited / Cancelled	(13)	−	−
Exercised	−	−	−
Outstanding at December 31	186	199	199
Exercisable at December 31	184	−	−

The following table lists the input to the Black-Scholes model for the RapidFit+ warrant plan:

2014
Return dividend	0%
Expected volatility	50%
Risk-free interest rate	2.29%
Expected life	5.5
Exercise price	553.9
Fair value option	262.7

The expense arising from share-based payment transactions for RapidFit+ warrant plan was K€2 in 2019 (2018: K€7; 2017: K€10)